Unit Activity	12 Months Ended
Dec. 31, 2020
Unit Activity [Abstract]
Unit Activity	Unit Activity
The changes in contract owner units outstanding for the Real Property Account by product for the years ended December 31, 2020, 2019 and 2018 were as follows:

December 31, 2020
	VAL	VLI	SPVA	SPVL	TOTAL
Units issued:	104,929	11,027	—	1,346	117,302
Units redeemed:	(785,684)	(78,423)	—	(94,300)	(958,407)

December 31, 2019
	VAL	VLI	SPVA	SPVL	TOTAL
Units issued:	75,275	10,519	—	3,475	89,269
Units redeemed:	(993,524)	(68,528)	(63)	(77,002)	(1,139,117)

December 31, 2018
	VAL	VLI	SPVA	SPVL	TOTAL
Units issued:	497,036	11,800	—	1,595	510,431
Units redeemed:	(1,279,737)	(81,702)	(63)	(44,107)	(1,405,609)